Equity (Details) - Schedule of Warrants Activity - shares	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Beginning Warrants Outstanding [Member]
Class of Warrant or Right [Line Items]
Number of shares			239,675
Weighted average life			3 years 8 months 1 day
Exercise of Direct Offering Warrants [Member]
Class of Warrant or Right [Line Items]
Number of shares			(179,942)
Expiration dates			May 23, 2024
Granted in April Registered Direct Offering [Member]
Class of Warrant or Right [Line Items]
Number of shares			6,950,000
Weighted average life			5 years 6 months
Expiration dates			Oct. 29, 2025
Granted in April Private Placement [Member]
Class of Warrant or Right [Line Items]
Number of shares			11,392,464
Weighted average life			5 years 6 months
Expiration dates			Oct. 19, 2025
Ending Balance Warrants Outstanding [Member]
Class of Warrant or Right [Line Items]
Number of shares			18,402,197
Weighted average life			5 years 3 months 21 days
Granted in July Registered Direct Offering [Member]
Class of Warrant or Right [Line Items]
Number of shares		15,000,000
Weighted average life		5 years
Expiration dates		Jul. 15, 2026
Granted in September Private Placement [Member]
Class of Warrant or Right [Line Items]
Number of shares		4,717,333
Weighted average life		5 years 6 months
Expiration dates		Mar. 15, 2027
Granted in October Private Placement [Member]
Class of Warrant or Right [Line Items]
Number of shares		5,271,551
Weighted average life		5 years 6 months
Expiration dates		Apr. 13, 2027
Granted in November Private Placement [Member]
Class of Warrant or Right [Line Items]
Number of shares		9,246,837
Weighted average life		5 years 6 months
Expiration dates		May 04, 2028
Exercise of warrants issued in July Registration Direct Offering [Member]
Class of Warrant or Right [Line Items]
Number of shares		(4,450,000)
Expiration dates		Jul. 15, 2026
Repurchase of warrants issued in April Registered Direct Offering [Member]
Class of Warrant or Right [Line Items]
Number of shares		(5,549,000)
Expiration dates		Oct. 29, 2026
Repurchase of warrants issued in July Registered Direct Offering [Member]
Class of Warrant or Right [Line Items]
Number of shares	32,089,918	(10,549,000)
Weighted average life	4 years 10 months 17 days
Expiration dates		Jul. 15, 2026